Leases - Maturity of Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	$ 511,901	$ 597,996
Present Value of Payments	425,518	464,512
finance charges	(86,383)	(133,484)
Present value of minimum lease payments	425,518	464,512
Present value of minimum lease payments	425,518	464,512
Noncurrent	290,547	333,242
Current	134,971	131,270
Total lease liabilities	425,518	464,512	$ 525,543	$ 417,850
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	156,784	165,621
Present Value of Payments	134,971	131,270
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	231,819	256,597
Present Value of Payments	190,801	185,261
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	123,298	175,778
Present Value of Payments	$ 99,746	$ 147,981